NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Reclassifications) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Total Revenues	$ 2,154,754	$ 990,945	$ 8,039,448	$ 13,641,315
COST OF REVENUES:
Total Cost of Revenues	2,730,462	1,646,433	5,253,055	7,159,877
GROSS PROFIT	(575,708)	(655,488)	2,786,393	6,481,438
OPERATING EXPENSES:
Research and development	61,033	40,639	1,022,188	1,479,334
Sales and marketing	311,801	139,852	717,809	950,962
Engineering			1,358,925	1,254,235
AI technologies			1,309,986	1,215,488
Administration	873,758	1,251,936	5,011,913	3,987,941
Total Operating Expenses	1,246,592	1,432,427	9,420,821	8,887,960
LOSS FROM OPERATIONS	(1,822,300)	(2,087,915)	(6,634,428)	(2,406,522)
Technology systems [Member]
REVENUES:
Total Revenues	1,490,298	513,674	4,956,130	11,963,438
COST OF REVENUES:
Total Cost of Revenues	1,895,485	1,092,058	3,665,493	6,510,658
Technical support [Member]
REVENUES:
Total Revenues			1,801,043	1,377,459
COST OF REVENUES:
Total Cost of Revenues			1,109,741	528,966
Consulting [Member]
REVENUES:
Total Revenues	664,456	477,271	273,604	300,418
COST OF REVENUES:
Total Cost of Revenues	331,384	293,954	$ 117,004	120,253
Overhead [Member]
COST OF REVENUES:
Total Cost of Revenues	$ 503,593	260,421
Before Reclassification [Member]
REVENUES:
Total Revenues		990,945
COST OF REVENUES:
Total Cost of Revenues		888,080
GROSS PROFIT		102,865
OPERATING EXPENSES:
Selling and marketing expenses		139,852		421,535
Salaries, wages and contract labor				5,570,140
Research and development		406,392		431,425
Professional fees				252,825
General and administrative expenses		1,015,559		2,212,035
Engineering		312,428
AI technologies		316,549
Total Operating Expenses		2,190,780		8,887,960
LOSS FROM OPERATIONS		(2,087,915)
Before Reclassification [Member] | Technology systems [Member]
REVENUES:
Total Revenues		513,674
COST OF REVENUES:
Total Cost of Revenues		581,544
Before Reclassification [Member] | Technical support [Member]
REVENUES:
Total Revenues		345,187
COST OF REVENUES:
Total Cost of Revenues		234,276
Before Reclassification [Member] | Consulting [Member]
REVENUES:
Total Revenues		132,084
COST OF REVENUES:
Total Cost of Revenues		72,260
After Reclassification [Member]
REVENUES:
Total Revenues		990,945
COST OF REVENUES:
Total Cost of Revenues		1,646,433
GROSS PROFIT		(655,488)
OPERATING EXPENSES:
Selling and marketing expenses		139,852
Research and development		1,251,936		1,479,334
Sales and marketing				950,962
Engineering		40,639		1,254,235
AI technologies				1,215,488
Administration				3,987,941
Total Operating Expenses		1,432,427		$ 8,887,960
LOSS FROM OPERATIONS		(2,087,915)
After Reclassification [Member] | Technology systems [Member]
REVENUES:
Total Revenues		513,674
COST OF REVENUES:
Total Cost of Revenues		1,092,058
After Reclassification [Member] | Technical support [Member]
REVENUES:
Total Revenues		477,271
COST OF REVENUES:
Total Cost of Revenues		293,954
After Reclassification [Member] | Overhead [Member]
COST OF REVENUES:
Total Cost of Revenues		$ 260,421